Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO Domestic Stock Funds

Dated December 31, 2003, as revised February 27, 2004

Disclosure Relating to All Funds

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds” and replacing it with the following:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO, ADAM and the sub-advisers would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO Advisors Fund Management, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO Advisors Fund Management’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Disclosure Relating to PEA Growth Fund and PEA Growth & Income Fund

Effective April 13, 2004, Mr. Kenneth W. Corba will be replaced as the portfolio manager of the PEA Growth Fund and PEA Growth & Income Fund by, respectively, Mr. Greg Tournant and Mr. Stephen Bond-Nelson. Additional information about Messrs. Tournant and Bond-Nelson is provided below.

Mr. Tournant joined PEA in 2001. Prior to joining PEA, Mr. Tournant was a Senior Research Analyst at Eagle Asset Management. Before that he spent three years as a strategy consultant for McKinsey & Co. and two years as a research analyst for Raymond James. He has over eight years of investment management experience.

Mr. Bond-Nelson joined PEA in 1999. Prior to joining PEA, Mr. Bond-Nelson was a research analyst at Prudential Mutual Funds. He has over nine years of investment management experience.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for Class A, B and C Shares

of PIMCO International/Sector Stock Funds

Dated December 31, 2003

This Supplement supercedes and replaces in its entirety the Supplement dated February 27, 2004.

The Prospectus is supplemented by adding the following subsection to the section titled “Management of the Funds”:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO, ADAM and the sub-advisers would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO Advisors Fund Management, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO Advisors Fund Management’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by deleting the fourth and fifth paragraphs of the section titled “How Fund Shares are Priced” and replacing them in their entirety with the following:

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments as discussed below. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

If market values are not readily available, instead of valuing securities in the usual manner, the Funds may value securities at fair value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for Class D Shares of

PIMCO Domestic Stock Funds

Dated December 31, 2003, as revised February 27, 2004

Disclosure Relating to All Funds

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds” and replacing it with the following:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO, ADAM and the sub-advisers would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO Advisors Fund Management, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO Advisors Fund Management’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Disclosure Relating to PEA Growth Fund and PEA Growth & Income Fund

Effective April 13, 2004, Mr. Kenneth W. Corba will be replaced as the portfolio manager of the PEA Growth Fund and PEA Growth & Income Fund by, respectively, Mr. Greg Tournant and Mr. Stephen Bond-Nelson. Additional information about Messrs. Tournant and Bond-Nelson is provided below.

Mr. Tournant joined PEA in 2001. Prior to joining PEA, Mr. Tournant was a Senior Research Analyst at Eagle Asset Management. Before that he spent three years as a strategy consultant for McKinsey & Co. and two years as a research analyst for Raymond James. He has over eight years of investment management experience.

Mr. Bond-Nelson joined PEA in 1999. Prior to joining PEA, Mr. Bond-Nelson was a research analyst at Prudential Mutual Funds. He has over nine years of investment management experience.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for Class D Shares of

PIMCO International/Sector Stock Funds

Dated December 31, 2003, as revised February 27, 2004

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds” and replacing it with the following:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO, ADAM and the sub-advisers would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO Advisors Fund Management, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO Advisors Fund Management’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for Class R Shares of

PIMCO Stock Funds

Dated November 1, 2003, as revised February 27, 2004

Disclosure Relating to All Funds

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds” and replacing it with the following:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO, ADAM and the sub-advisers would in turn seek exemptive relief from the SEC, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO Advisors Fund Management, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO Advisors Fund Management’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by adding the following disclosure to the end of the third paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Disclosure Relating to PEA Growth Fund and PEA Growth & Income Fund

Effective April 13, 2004, Mr. Kenneth W. Corba will be replaced as the portfolio manager of the PEA Growth Fund and PEA Growth & Income Fund by, respectively, Mr. Greg Tournant and Mr. Stephen Bond-Nelson. Additional information about Messrs. Tournant and Bond-Nelson is provided below.

Mr. Tournant joined PEA in 2001. Prior to joining PEA, Mr. Tournant was a Senior Research Analyst at Eagle Asset Management. Before that he spent three years as a strategy consultant for McKinsey & Co. and two years as a research analyst for Raymond James. He has over eight years of investment management experience.

Mr. Bond-Nelson joined PEA in 1999. Prior to joining PEA, Mr. Bond-Nelson was a research analyst at Prudential Mutual Funds. He has over nine years of investment management experience.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for Institutional and Administrative Class Shares

Dated November 1, 2003, as revised February 27, 2004

Disclosure Relating to All Funds

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Funds” and replacing it with the following:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO, ADAM and the sub-advisers would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO Advisors Fund Management, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO Advisors Fund Management’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by adding the following disclosure to the end of the last paragraph in the subsection captioned “Exchange Privilege” of the section titled “Purchases, Redemptions and Exchanges”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “Purchases, Redemptions and Exchanges”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Disclosure Relating to PEA Growth Fund and PEA Growth & Income Fund

Effective April 13, 2004, Mr. Kenneth W. Corba will be replaced as the portfolio manager of the PEA Growth Fund and PEA Growth & Income Fund by, respectively, Mr. Greg Tournant and Mr. Stephen Bond-Nelson. Additional information about Messrs. Tournant and Bond-Nelson is provided below.

Mr. Tournant joined PEA in 2001. Prior to joining PEA, Mr. Tournant was a Senior Research Analyst at Eagle Asset Management. Before that he spent three years as a strategy consultant for McKinsey & Co. and two years as a research analyst for Raymond James. He has over eight years of investment management experience.

Mr. Bond-Nelson joined PEA in 1999. Prior to joining PEA, Mr. Bond-Nelson was a research analyst at Prudential Mutual Funds. He has over nine years of investment management experience.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO RCM Funds

Dated December 31, 2003

This Supplement supercedes and replaces in its entirety the Supplement dated February 27, 2004.

The Prospectus is supplemented by adding the following subsection to the section titled “Management of the Funds”:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates (including the Funds’ sub-adviser) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO, ADAM and the sub-adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Funds, the Funds’ sub-adviser, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the sub-adviser, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO Advisors Fund Management, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO Advisors Fund Management’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by deleting the fourth and fifth paragraphs of the section titled “How Fund Shares Are Priced” and replacing them in their entirety with the following:

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments as discussed below. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

If market values are not readily available, instead of valuing securities in the usual manner, the Funds may value securities at fair value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors.

The Prospectus is supplemented by adding the following disclosure to the end of the last paragraph in the subsection captioned “Exchange Privilege” of the section titled “Purchases, Redemptions and Exchanges”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “Purchases, Redemptions and Exchanges”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Finally, the Prospectus is supplemented to indicate that the address investors should use when either opening an account or redeeming shares by mail is PIMCO Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or PIMCO Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64104 (express, certified or registered mail). Additionally, the Trust’s number for redemption requests by fax is 1-816-421-2861 and electronic redemption requests should be sent to pimcoteam@bfdsmidwest.com.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO NACM Funds

Dated November 1, 2003

This Supplement supercedes and replaces in its entirety the Supplement dated February 27, 2004.

The Prospectus is supplemented by adding the following subsection to the section titled “Management of the Funds”:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates (including the Funds’ sub-adviser) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO, ADAM and the sub-adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Funds, the Funds’ sub-adviser, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the sub-adviser, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO Advisors Fund Management, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO Advisors Fund Management’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by deleting the fifth and sixth paragraphs of the section titled “How Fund Shares Are Priced” and replacing them in their entirety with the following:

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments as discussed below. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

If market values are not readily available, instead of valuing securities in the usual manner, the Funds may value securities at fair value as determined in good faith by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors.

The Prospectus is supplemented by adding the following disclosure to the end of the fourth paragraph in the subsection captioned “Exchange Privilege” of the section titled “Purchases, Redemptions and Exchanges”:

Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “Purchases, Redemptions and Exchanges”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Finally, the Prospectus is supplemented to indicate that the address investors should use when either opening an account or redeeming shares by mail is PIMCO Funds, BFDS Midwest, P.O. Box 219024, Kansas City, MO 64121-9024 (regular mail) or PIMCO Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64104 (express, certified or registered mail). Additionally, the Trust’s number for redemption requests by fax is 1-816-421-2861 and electronic redemption requests should be sent to pimcoteam@bfdsmidwest.com.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO Asset Allocation Fund

Dated December 31, 2003, as revised February 27, 2004

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund” and replacing it with the following:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Underlying Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Underlying Funds involved. This amount represents profits that would otherwise have been realized by Underlying Fund shareholders as well as PEA’s decision to pay the Underlying Funds an amount equal to all fees paid on assets of the short-term trader invested in the Underlying Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Underlying Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates (including the Underlying Funds’ sub-advisers) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund and the Underlying Funds. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO, ADAM and the Underlying Funds’ sub-advisers would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Fund, the Underlying Funds and of other series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Fund, the Underlying Funds, the Underlying Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Fund or certain Underlying Funds during specified periods or as derivative actions on behalf of the Fund or certain Underlying Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the Fund, the Underlying Funds and their sub-advisers, other PIMCO Funds, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions in the Fund or any of the Underlying Funds or other adverse consequences to the Fund or any of the Underlying Funds. However, PIMCO Advisors Fund Management, PIMCO, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or any of the Underlying Funds or on PIMCO Advisors Fund Management’s, PIMCO’s PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Fund or any of the Underlying Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Fund and the Underlying Funds will not always be able to detect market timing activity, investors should not assume that the Fund or the Underlying Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund or the Underlying Funds. For example, the ability of the Fund or the Underlying Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the applicable Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO PEA Renaissance Fund

Dated December 31, 2003, as revised February 27, 2004

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund” and replacing it with the following:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO and ADAM would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Fund, other PIMCO Funds and their sub-advisers and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the Fund, other PIMCO Funds and their sub-advisers, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PIMCO Advisors Fund Management, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or on PIMCO Advisors Fund Management’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for Class A, B and C Shares of

PIMCO PEA Innovation Fund

Dated December 31, 2003, as revised February 27, 2004

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund” and replacing it with the following:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the Fund, the PEA Growth Fund, the PEA Opportunity Fund, the PEA Target Fund and certain other affiliated funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO and ADAM would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Fund, other PIMCO Funds and their sub-advisers and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the Fund, other PIMCO Funds and their sub-advisers, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PIMCO Advisors Fund Management, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or on PIMCO Advisors Fund Management’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by adding the following disclosure to the end of the second paragraph in the subsection captioned “Exchanging Shares” of the section titled “How to Buy and Sell Shares”:

Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “How to Buy and Sell Shares”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for Institutional and Administrative Class Shares

of PIMCO Asset Allocation Fund

Dated December 31, 2003, as revised February 27, 2004

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund” and replacing it with the following:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (including “PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in Underlying Funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Underlying Funds involved. This amount represents profits that would otherwise have been realized by Underlying Fund shareholders as well as PEA’s decision to pay the Underlying Funds an amount equal to all fees paid on assets of the short-term trader invested in the Underlying Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Underlying Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund, the PIMCO High Yield Fund and the PIMCO Real Return Fund. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates (including the Underlying Funds’ sub-advisers) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund and the Underlying Funds. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO, ADAM and the Underlying Funds’ sub-advisers would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Fund, the Underlying Funds and of other series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Fund, the Underlying Funds, the Underlying Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Fund or certain Underlying Funds during specified periods or as derivative actions on behalf of the Fund or certain Underlying Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the Fund, the Underlying Funds and their sub-advisers, other PIMCO Funds, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased redemptions in the Fund or any of the Underlying Funds or other adverse consequences to the Fund or any of the Underlying Funds. However, PIMCO Advisors Fund Management, PIMCO, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or any of the Underlying Funds or on PIMCO Advisors Fund Management’s, PIMCO’s, PEA’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Fund or any of the Underlying Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by adding the following disclosure to the end of the last paragraph in the subsection captioned “Exchange Privilege” of the section titled “Purchases, Redemptions and Exchanges”:

Because the Fund and the Underlying Funds will not always be able to detect market timing activity, investors should not assume that the Fund or the Underlying Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund or the Underlying Funds. For example, the ability of the Fund or the Underlying Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the applicable Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “Purchases, Redemptions and Exchanges”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated April 13, 2004

to the

Prospectus for institutional and Administrative Class Shares of PIMCO NFJ International Value Fund

Dated February 27, 2004

The Prospectus is supplemented by deleting the subsection captioned “Regulatory and Litigation Matters” of the section titled “Management of the Fund” and replacing it with the following:

Regulatory and Litigation Matters

On February 10, 2004, the Trust’s Independent Trustees informed PEA Capital LLC (“PEA”), an affiliate of PIMCO Advisors Fund Management LLC (“PIMCO Advisors Fund Management”), of certain conclusions they had reached following an extensive independent investigation into certain short-term trading in funds sub-advised by PEA. On February 16, 2004, PEA agreed to pay approximately $1.6 million to the Funds involved. This amount represents profits that would otherwise have been realized by Fund shareholders as well as PEA’s decision to pay the Funds an amount equal to all fees paid on assets of the short-term trader invested in the Funds and other collective investment advisory vehicles managed by PEA to PIMCO Advisors Fund Management, PEA and PIMCO Advisors Distributors LLC (“PAD”). The PEA payments were not greater than or equal to ½ of 1% of the net asset value of any Fund.

On February 12, 2004, the staff of the Securities and Exchange Commission (the “Commission”) informed PIMCO Advisors Fund Management and PEA that it intended to recommend that the Commission bring civil and administrative actions against PIMCO Advisors Fund Management and PEA seeking a permanent injunction against violations of certain provisions of the federal securities laws, disgorgement plus prejudgment interest and civil penalties in connection with the Commission staff’s investigation of “market timing” and related trading activities. On February 17, 2004, the Attorney General of the State of New Jersey filed a complaint alleging, among other things, that PEA, PAD, Pacific Investment Management Company LLC (“PIMCO”) and Allianz Dresdner Asset Management of America L.P. (“ADAM”) had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund, the PEA Target Fund and certain other affiliated funds. The complaint seeks injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

If the New Jersey Attorney General or the Commission were to obtain a court injunction against PIMCO Advisors Fund Management, PEA, PAD, PIMCO and/or ADAM, they and their affiliates (including the Fund’s sub-adviser) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In such a case, PIMCO Advisors Fund Management, PEA, PAD, PIMCO, ADAM and the sub-adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit PIMCO Advisors Fund Management, PEA, PAD and PIMCO from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, PIMCO Advisors Fund Management, PAD and other affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of the Funds and of the series of PIMCO Funds: Pacific Investment Management Series (collectively, the “PIMCO Funds”). In addition, the Attorney General of the State of California has publicly announced an investigation into the PIMCO Funds’ brokerage recognition and revenue-sharing arrangements.

Since February, 2004, PIMCO Advisors Fund Management, PEA, PAD and certain of their affiliates, the Fund’s sub-adviser, other PIMCO Funds and the Trustees of the Trust have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. PIMCO Advisors Fund Management, PEA, PAD and the Trust believe that other similar lawsuits may be filed in federal or state courts naming ADAM, PIMCO Advisors Fund Management, PEA, PAD, the Fund, other PIMCO Funds, the Trust, the Trustees and/or their affiliates.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PIMCO Advisors Fund Management, PEA and PAD believe that these matters are not likely to have a material adverse effect on the Fund or on PIMCO Advisors Fund Management’s or PAD’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

The Prospectus is supplemented by adding the following disclosure to the end of the last paragraph in the subsection captioned “Exchange Privilege” of the section titled “Purchases, Redemptions and Exchanges”:

Because the Fund will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund’s underlying beneficial owners.

The Prospectus is supplemented by adding the following sentence to the end of the second paragraph in the subsection captioned “Redemption Fees” in the section titled “Purchases, Redemptions and Exchanges”: “In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.”